Patents	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Patents

6.      PATENTS

	Cost	Accumulated Amortization	Net Book Value
As at December 31, 2016
Patents	$345,603	$222,252	$123,351

As at December 31, 2015
Patents	$357,059	$201,846	$155,213

The Company purchased patents totaling $1,660 during 2016 (2015 - $46,973) and recorded amortization expense of $33,521 (2015 - $36,498). As at December 31, 2016, the estimated remaining economic useful lives of the patents range from one to thirteen years.

In October 2015, the Company commenced a restructuring of its operations (see Note 13) and as a result undertook a review of its licensing programs to determine those which it would continue to support. The Company concluded that certain licensing programs would be terminated and the carrying value of the patent portfolios associated with these licensing programs were determined to be fully impaired. As a result, the Company recorded a non-cash, pre-tax charge against its patents of $1,747.

The Company’s market valuation at December 31, 2016 net of its cash position was below the carrying value of its assets. Management deemed this to be an indicator of impairment and therefore a test for impairment of its long-lived assets was performed as at December 31, 2016 (the “Measurement Date”). The patents (“asset groups”) were categorized in accordance with their licensing programs. The Company performed the recoverability test using undiscounted cash flows of the asset groups based on the Company’s internal forecast for the period from January 1, 2017 through to December 31, 2023, and assumptions for each of the licensing programs. Based on this analysis, the Company concluded that the carrying value for the asset groups is recoverable, as the amount did not exceed the estimated undiscounted future cash flows as at the Measurement Date and therefore the second step of long-lived asset test impairment was not required.

The estimated future amortization expense of patents as at December 31, 2016 is as follows:

Year ending December 31:	Amount
2017	$20,874
2018	17,941
2019	16,354
2020	15,302
2021	14,566
$85,037